CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income	$ 650	$ 806	$ 574
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	30	72	(52)
Depreciation and amortization expense	1,214	801	671
Mark-to-market on hedging items, provisions and other	153	99	90
Gain on sale of associate	0	(338)	0
Deferred income tax expense	28	46	67
Changes in non-cash working capital, net	68	(124)	131
Cash from operating activities	2,143	1,362	1,481
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(10,271)	(5,825)	(4,223)
Disposal of subsidiaries, net of cash disposed	272	0	0
Investments in associates and joint ventures	(539)	(61)	(620)
Disposal of investments in associates and joint ventures	135	1,289	0
Purchase of long lived assets	(1,182)	(839)	(714)
Disposal of long lived assets	38	23	47
Purchase of financial assets	(176)	(202)	(318)
Sale of financial assets and other	278	104	258
Net settlement of foreign exchange hedging items	73	(53)	(151)
Cash used by investing activities	(11,372)	(5,564)	(5,721)
Financing Activities
Distributions to general partner	(158)	(140)	(114)
Distributions to other unitholders	(869)	(779)	(680)
Subsidiary distributions to non-controlling interest	(1,216)	(676)	(831)
Capital provided by non-controlling interest	6,902	2,610	2,847
Capital provided to non-controlling interest	0	(877)	0
Proceeds from corporate borrowings	376	377	537
Repayment of corporate borrowings	(288)	(94)	(306)
Proceeds from partial disposition of subsidiaries to non-controlling interest, net of taxes	165	0	0
Proceeds from corporate credit facility	4,651	1,303	2,403
Repayment of corporate credit facility	(4,341)	(1,582)	(1,614)
Proceeds from non-recourse borrowings	8,625	5,601	668
Repayment of non-recourse borrowings	(5,052)	(1,650)	(308)
Lease liability repaid	(106)	0	0
Preferred units and preferred shares issued, net of repurchases	72	341	220
Partnership units issued, net of costs and repurchases	781	(16)	992
Cash from financing activities	9,542	4,418	3,814
Cash and cash equivalents
Change during the year	313	216	(426)
Impact of foreign exchange on cash	(13)	(50)	14
Cash reclassified as held for sale	(13)	0	0
Balance, beginning of year	540	374	786
Balance, end of year	$ 827	$ 540	$ 374